Summary of Realized Gains/Losses (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Investments, Debt and Equity Securities [Abstract]
Gross gains on sales	$ 798	$ 589	$ 1,096
Gross losses on sales	(525)	(103)	(218)
Net gain on sale of securities	273	486	878
Tax provision applicable to net gain/loss on sale of securities	93	165	299
Proceeds from sales of available for sale securities	$ 44,033	$ 36,883	$ 40,144